Note Payable - Seller (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 13, 2018	Aug. 29, 2018	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2016
Disclosure Of Notes Payable By Seller [Line Items]
Notes bears interest rate	5.00%		5.50%
Maturity date of note	Jun. 30, 2019	Feb. 28, 2019	Sep. 09, 2017
Default interest rate			8.00%
Howco [Member]
Disclosure Of Notes Payable By Seller [Line Items]
Issuance of note payable						$ 900,000
Notes bears interest rate				5.50%
Maturity date of note				Sep. 09, 2017
Default interest rate				8.00%
Accrued interest			$ 287,830	$ 269,682	$ 197,485